Related Party Transaction (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Related party debt	$ 129,056	$ 129,869	$ 332,886	$ 223,972
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Related party amount	$ 129,056
YeeTah Financial [Member]
Related Party Transaction [Line Items]
Commission expense				43,586
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Related party debt			244,313	220,350
OPG [Member]
Related Party Transaction [Line Items]
Related party debt				$ 3,202
HONG KONG
Related Party Transaction [Line Items]
Income tax rate			(16.50%)